Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments
37.	FINANCIAL INSTRUMENTS

The effect of initially applying IFRS 9 on the Group’s financial instruments is described in note 41. Due to the transition method adopted, comparative information has not been restated to reflect the new requirements.

Accounting classifications and fair values

The following tables show the carrying amounts and fair values of financial assets and financial liabilities:

	Carrying amount					Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total
2018
Financial assets measured at fair value
– Environmental trust funds	6.5	—	—	—	6.5	6.5
– Trade receivables from provisional copper sales	15.3	—	—	—	15.3	15.3
– Investments	—	93.1	—	—	93.1	93.1
– Asanko redeemable preference shares	—	132.9	—	—	132.9	132.9
– Warrants	9.3	—	—	—	9.3	9.3
– Gold, copper and oil derivative contracts	8.3	—	—	—	8.3	8.3

Total	39.4	226.0	—	—	265.4	265.4

Financial assets not measured at fair value
– Environmental trust funds	—	—	54.3	—	54.3	54.3
– Trade and other receivables	—	—	64.2	—	64.2	64.2
– Cash and cash equivalents	—	—	399.7	—	399.7	399.7

Total	—	—	518.2	—	518.2	518.2

Financial liabilities measured at fair value
– Gold, copper and foreign exchange derivative contracts	22.6	—	—	—	22.6	22.6

Total	22.6	—	—	—	22.6	22.6

Financial liabilities not measured at fair value
– Borrowings	—	—	—	2,011.6	2,011.6	2,001.8
– Trade and other payables	—	—	—	393.1	393.1	393.1
– Finance lease liabilities	—	—	—	88.6	88.6	88.6

Total	—	—	—	2,493.3	2,493.3	2,483.5

	Carrying amount						Fair value
Figures in millions unless otherwise stated	Loans and receivables	Fair value through profit or loss	Available for sale	Derivative instruments	Other financial instruments	Total	Total
2017
Financial assets measured at fair value
– Environmental trust funds	—	7.3	—	—	—	7.3	7.3
– Trade receivables from provisional copper sales	—	21.2	—	—	—	21.2	21.2
– Investments	—	—	99.1	—	—	99.1	99.1
– Warrants	—	—	—	5.5	—	5.5	5.5
– Gold and oil derivative contracts	—	—	—	25.0	—	25.0	25.0

Total	—	28.5	99.1	30.5	—	158.1	158.1

Financial assets not measured at fair value
– Environmental trust funds	48.2	—	—	—	—	48.2	48.2
– Trade and other receivables	45.3	—	—	—	—	45.3	45.3
– Cash and cash equivalents	479.0	—	—	—	—	479.0	479.0

Total	572.5	—	—	—	—	572.5	572.5

Financial liabilities measured at fair value
– Copper derivative contracts	—	—	—	3.3	—	3.3	3.3

Total	—	—	—	3.3	—	3.3	3.3

Financial liabilities not measured at fair value
– Borrowings	—	—	—	—	1,781.5	1,781.5	1,805.1
– Trade and other payables	—	—	—	—	451.0	451.0	451.0

Total	—	—	—	—	2,232.5	2,232.5	2,256.1

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Trade and other receivables, trade and other payables and cash and cash equivalents

The carrying amounts approximate fair values due to the short maturity of these instruments.

Investments and redeemable preference shares

The fair value of publicly traded instruments (listed investments) is based on quoted market values. Asanko redeemable preference shares are accounted for at fair value based on the expected cash flows as set out in note 17.

Warrants

Warrants are measured at fair value, using a standard European call option format based on a standard option theory model, with adjustments to the fair value being recognised in profit or loss.

Oil, gold, copper and foreign exchange derivative contracts

The fair values of these contracts are determined by using available market contract values for each trading date’s settlement volume.

Environmental trust funds

The environmental trust funds are measured at amortised cost and fair value through profit or loss which approximates fair value based on the nature of the fund’s investments.

Borrowings

The fair value of borrowings, except for the US$1 billion notes issued at a fixed interest rate, approximates their carrying amount as the impact of credit risk is included in the measurement of carrying amounts. The fair value of the US$1 billion notes issue is based on listed market prices.

Fair value hierarchy

The Group has the following hierarchy for measuring the fair value of assets and liabilities at the reporting date:

Level 1

Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2

Inputs other than quoted prices in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and

Level 3

Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers during the year ended 31 December 2018 and 2017.

The following table sets out the Group’s assets and liabilities measured at fair value by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2018				2017
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Financial assets measured at fair value
Environmental trust funds	6.5	—	6.5	—	7.3	—	7.3	—
Trade receivables from provisional copper sales	15.3	—	15.3	—	21.2	—	21.2	—
Investments – listed	93.0	93.0	—	—	99.0	99.0	—	—
Investments – unlisted	0.1	—	—	0.1	0.1	—	—	0.1
Asanko redeemable preference shares	132.9	—	—	132.9	—	—	—	—
Warrants	9.3	—	9.3	—	5.5	—	5.5	—
Oil derivative contracts	4.7	—	4.7	—	14.1	—	14.1	—
Copper derivative contracts	1.2	—	1.2	—	—	—	—	—
Gold derivative contracts	2.4	—	2.4	—	10.9	—	10.9	—
Financial liabilities measured at fair value
Copper derivative contracts	—	—	—	—	3.3	—	3.3	—
Foreign exchange derivative contracts	8.7	—	8.7	—	—	—	—	—
Gold derivative contracts	13.9	—	13.9	—	—	—	—	—

Trade receivables from provisional copper sales

Valued using quoted market prices based on the forward London Metal Exchange (“LME”) and, as such, is classified within level 2 of the fair value hierarchy.

Listed investments

Comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets.

Asanko redeemable preference shares

The fair value is based on the expected cash flows of the Asanko Gold mine based on the life-of-mine model (refer note 17 for further details).

Warrants

Warrants are measured at fair value through profit or loss. The fair value is determined using a standard European call option format based on a standard option theory model.

Oil, gold, copper and foreign exchange derivative contracts

The fair values of these contracts are determined by using available market contract values for each trading date’s settlement volume.